UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2014 to December 31, 2014

Date of Report – February 11, 2015

SGGH, LLC

Commission File Number of securitizer: 025-01497

Central Index Key Number of securitizer: 0001597370

Jeff Crusinberry, (805) 435-1255

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii)  ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 11, 2015	SGGH, LLC
(Securitizer)

	By:	/S/ JEFFREY CRUSINBERRY
	Name:	Jeffrey Crusinberry
	Title:	President and Treasurer